United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Hermes Income Securities Trust
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-11-30

Date of Reporting Period: 2025-11-30

Item 1.	Reports to Stockholders

Federated Hermes Capital Income Fund

Class A Shares | CAPAX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$92	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$9,553	$10,000	$10,000	$10,000	$10,000
11/30/2016	$9,917	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,002	$13,277	$10,715	$12,124	$11,455
11/30/2018	$10,805	$14,111	$10,569	$12,160	$11,308
11/30/2019	$11,657	$16,384	$11,715	$13,394	$12,393
11/30/2020	$12,656	$19,244	$12,577	$13,994	$13,307
11/30/2021	$13,908	$24,617	$12,490	$15,270	$14,477
11/30/2022	$12,749	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,308	$25,443	$11,109	$15,070	$13,603
11/30/2024	$15,535	$34,066	$11,946	$18,034	$15,619
11/30/2025	$16,959	$39,175	$12,666	$19,514	$16,954

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	4.24%	5.06%	5.42%
Class A Shares without sales load	9.17%	6.03%	5.91%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$676,144,014
  Number of Investments286
  Portfolio Turnover27%
  Total Advisory Fees Paid$3,052,761

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C878

G01049-01-A (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class C Shares | CAPCX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$178	1.71%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,303	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,342	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,053	$14,111	$10,569	$12,160	$11,308
11/30/2019	$11,843	$16,384	$11,715	$13,394	$12,393
11/30/2020	$12,735	$19,244	$12,577	$13,994	$13,307
11/30/2021	$13,895	$24,617	$12,490	$15,270	$14,477
11/30/2022	$12,616	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,060	$25,443	$11,109	$15,070	$13,603
11/30/2024	$15,245	$34,066	$11,946	$18,034	$15,619
11/30/2025	$16,643	$39,175	$12,666	$19,514	$16,954

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	7.14%	5.15%	5.23%
Class C Shares without sales load	8.14%	5.15%	5.23%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$676,144,014
  Number of Investments286
  Portfolio Turnover27%
  Total Advisory Fees Paid$3,052,761

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C852

G01049-01-B (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class F Shares | CAPFX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$93	0.89%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class F Shares with sales load	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$9,897	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,261	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,397	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,177	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,074	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,092	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,387	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,186	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,764	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,068	$34,066	$11,946	$18,034	$15,619
11/30/2025	$17,522	$39,175	$12,666	$19,514	$16,954

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class F Shares with sales load	6.96%	5.80%	5.77%
Class F Shares without sales load	9.05%	6.00%	5.88%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$676,144,014
  Number of Investments286
  Portfolio Turnover27%
  Total Advisory Fees Paid$3,052,761

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C845

G01049-01-C (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Class R Shares | CAPRX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$102	0.98%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Class R Shares	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,354	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,461	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,233	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,095	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,108	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,401	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,175	$22,350	$10,897	$14,437	$13,059
11/30/2023	$13,740	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,027	$34,066	$11,946	$18,034	$15,619
11/30/2025	$17,475	$39,175	$12,666	$19,514	$16,954

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	9.03%	5.92%	5.74%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$676,144,014
  Number of Investments286
  Portfolio Turnover27%
  Total Advisory Fees Paid$3,052,761

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C613

G01049-01-D (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Capital Income Fund

Institutional Shares | CAPSX

Annual Shareholder Report - November 30, 2025

A Portfolio of Federated Hermes Income Securities Trust

This annual shareholder report contains important information about the Federated Hermes Capital Income Fund (the "Fund") for the period of December 1, 2024 to November 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to the Fund during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$66	0.63%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a custom blend of 40% Russell 1000 Value Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Index, 20% Bloomberg US Mortgage Backed Securities Index and 20% Bloomberg Emerging Markets Seasoned ex Aggregate/Eurodollar Index (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S., and the Bloomberg US Universal Bond Index which covers USD-denominated, taxable bonds that are rated either investment grade or high-yield. The Fund seeks to provide current income and long-term growth of income. Capital appreciation is a secondary objective. The Fund seeks to achieve its investment objectives by primarily investing in both equity and fixed-income securities that have relatively high current income potential.

Top Contributors to Performance

  Equity security selection in the Information Technology, Materials, and Health Care sectors had a positive impact on Fund relative performance as did overweight allocations to the Information Technology and Communication Services sectors, and an underweight to the Health Care sector. IPO investments also contributed positively to Fund relative performance.

  Duration management and security selection in mortgage-backed and emerging market securities contributed positively to Fund relative performance.

  Derivative instruments, including options, credit default swaps, and interest rate futures to manage duration and volatility, had a positive impact on Fund relative performance.

Top Detractors from Performance

  Equity security selection in the Financials, Consumer Discretionary, and Industrials sectors negatively impacted Fund relative performance as did sector allocations in the Consumer Discretionary and Industrials sectors.

  Within fixed income, sector allocation with an overweight to investment-grade corporates and treasuries had a negative impact on Fund relative performance as did yield curve positioning.

  An overweight allocation to equity securities and an underweight allocation to fixed income securities had a slight negative impact on Fund relative performance.

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 11/30/2015 to 11/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	Bloomberg US Universal Bond Index	Blended Index	Morningstar Moderately Conservative Allocation Funds Category Average
11/30/2015	$10,000	$10,000	$10,000	$10,000	$10,000
11/30/2016	$10,407	$10,806	$10,309	$10,990	$10,401
11/30/2017	$11,573	$13,277	$10,715	$12,124	$11,455
11/30/2018	$11,380	$14,111	$10,569	$12,160	$11,308
11/30/2019	$12,323	$16,384	$11,715	$13,394	$12,393
11/30/2020	$13,412	$19,244	$12,577	$13,994	$13,307
11/30/2021	$14,774	$24,617	$12,490	$15,270	$14,477
11/30/2022	$13,578	$22,350	$10,897	$14,437	$13,059
11/30/2023	$14,192	$25,443	$11,109	$15,070	$13,603
11/30/2024	$16,626	$34,066	$11,946	$18,034	$15,619
11/30/2025	$18,193	$39,175	$12,666	$19,514	$16,954

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	9.43%	6.29%	6.17%
S&P 500 Index	15.00%	15.28%	14.63%
Bloomberg US Universal Bond Index	6.03%	0.14%	2.39%
Blended Index	8.20%	6.88%	6.91%
Morningstar Moderately Conservative Allocation Funds Category Average	8.57%	4.96%	5.44%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$676,144,014
  Number of Investments286
  Portfolio Turnover27%
  Total Advisory Fees Paid$3,052,761

Federated Hermes Capital Income Fund

Annual Shareholder Report

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Commercial Mortgage-Backed Securities	0.7%
International Equity Securities	1.2%
Cash Equivalents	1.8%
Collateralized Mortgage Obligations	2.4%
Bank Loan Core Fund	3.4%
Foreign Governments/Agencies	7.9%
U.S. Government Agency Mortgage-Backed Securities	12.1%
Foreign Fixed Income Securities	12.9%
Domestic Fixed-Income Securities	14.8%
Domestic Equity Securities	43.7%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Value	Value
Real Estate	3.4%
Materials	3.5%
Energy	3.8%
Consumer Staples	5.3%
Utilities	5.7%
Consumer Discretionary	8.4%
Communication Services	8.9%
Industrials	10.2%
Health Care	10.4%
Financials	19.0%
Information Technology	21.4%

Material Fund Changes

Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at

1-800-341-7400, Option 4, or by contacting your financial advisor.

Effective July 23, 2025, Damian M. McIntyre, CFA, FRM and CAIA, has been added as a Senior Portfolio Manager to the Fund’s portfolio management team.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31420C621

G01049-01-E (01/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $265,176

Fiscal year ended 2024 – $252,814

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $1,756 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $32,802 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $544,380

Fiscal year ended 2024 - $260,119

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2025

Share Class | Ticker	A | CAPAX	C | CAPCX	F | CAPFX	R | CAPRX	Institutional | CAPSX

Federated Hermes Capital Income Fund

A Portfolio of Federated Hermes Income Securities Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2025
Shares or Principal Amount			Value
		COMMON STOCKS—38.8%
		Communication Services—2.5%
18,906		Alphabet, Inc., Class A	$ 6,053,323
186,328		AT&T, Inc.	4,848,255
5,656		Meta Platforms, Inc.	3,664,805
62,848		Verizon Communications, Inc.	2,583,681
		TOTAL	17,150,064
		Consumer Discretionary—2.6%
13,868	[1]	Amazon.com, Inc.	3,234,295
283	[1]	AutoZone, Inc.	1,119,075
109,456		Bath & Body Works, Inc.	1,905,629
20,000	[1]	HBX Group International PLC	144,556
1,913		Home Depot, Inc.	682,788
4,373	[1]	Lululemon Athletica, Inc.	805,419
30,094		Nike, Inc., Class B	1,944,975
110,305	[1]	PENN Entertaintment, Inc.	1,636,926
164,968		The Wendy’s Co.	1,393,980
4,784	[1]	Ulta Beauty, Inc.	2,577,763
29,585		Whirlpool Corp.	2,288,400
		TOTAL	17,733,806
		Consumer Staples—2.4%
1,118		Costco Wholesale Corp.	1,021,394
127,717		JBS NV-A	1,876,163
14,617		Philip Morris International, Inc.	2,301,885
18,328		Procter & Gamble Co.	2,715,476
51,701		The Coca-Cola Co.	3,780,377
40,091		WalMart, Inc.	4,430,456
		TOTAL	16,125,751
		Energy—1.7%
21,800		Chevron Corp.	3,294,634
22,289		ConocoPhillips	1,976,811
34,193		Exxon Mobil Corp.	3,963,653
8,000	[1]	Infinity Natural Resources, Inc.	105,920
5,916		Valero Energy Corp.	1,045,712
18,345		Williams Cos., Inc.	1,117,761
		TOTAL	11,504,491
		Financials—7.3%
10,416		American Express Co.	3,804,652
28,691		American International Group, Inc.	2,185,107
9,974		Assurant, Inc.	2,275,668
100,296		Bank of America Corp.	5,380,880
2,084		BlackRock, Inc.	2,182,573
8,758		Capital One Financial Co.	1,918,615
21,131		Charles Schwab Corp.	1,959,478
66,204		Citizens Financial Group, Inc.	3,581,636
23,180	[1]	Exzeo Group, Inc.	436,943
15,005		Intercontinental Exchange, Inc.	2,360,287
32,296		JPMorgan Chase & Co.	10,111,232
8,617		Progressive Corp., OH	1,971,483
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
5,530		S&P Global, Inc.	$ 2,758,530
19,501		UMB Financial Corp.	2,166,171
11,743		Visa, Inc., Class A	3,927,329
6,473		Willis Towers Watson PLC	2,077,833
		TOTAL	49,098,417
		Health Care—4.7%
6,110		Abbott Laboratories	787,579
12,330		AbbVie, Inc.	2,807,541
20,340		AstraZeneca PLC	3,771,380
14,756	[1]	Boston Scientific Corp.	1,498,914
6,431		Danaher Corp.	1,458,422
40,861	[1]	Elanco Animal Health, Inc.	950,835
4,132		Eli Lilly & Co.	4,443,842
8,589		Johnson & Johnson	1,777,236
2,810		McKesson Corp.	2,475,947
25,088		Medtronic PLC	2,642,519
12,185		Merck & Co., Inc.	1,277,354
89,692		Pfizer, Inc.	2,308,672
4,398		Thermo Fisher Scientific, Inc.	2,598,470
8,445		UnitedHealth Group, Inc.	2,784,908
		TOTAL	31,583,619
		Industrials—4.3%
817	[1]	BETA Technologies, Inc.	22,280
2,177		Cummins, Inc.	1,084,102
28,997		Delta Air Lines, Inc.	1,858,708
8,264		Dover Corp.	1,531,154
6,825		Eaton Corp. PLC	2,360,699
41,815	[1]	Gates Industrial Corp. PLC	951,709
6,592		GE Aerospace	1,967,382
1,296		GE Vernova, Inc.	777,302
3,267	[1]	Grupo Aeromexico SAB de CV, ADR	60,570
23,903		Knight-Swift Transportation Holdings, Inc.	1,094,757
3,482		Northrop Grumman Corp.	1,992,575
5,561		Parker-Hannifin Corp.	4,791,914
14,669		RTX Corp.	2,565,755
6,940	[1]	Saia, Inc.	1,954,026
7,797	[1]	Siemens Energy AG	1,043,256
14,634		Stanley Black & Decker, Inc.	1,046,624
1,836		United Rentals North America, Inc.	1,496,671
12,347		Waste Management, Inc.	2,690,041
		TOTAL	29,289,525
		Information Technology—9.0%
10,046	[1]	Advanced Micro Devices, Inc.	2,185,306
43,224		Apple, Inc.	12,053,012
6,531		Applied Materials, Inc.	1,647,445
19,177	[1]	Arista Networks, Inc.	2,506,050
32,231		Broadcom, Inc.	12,987,804
6,939		IBM Corp.	2,141,237
2,700	[1]	Innoscripta SE	297,660
15,060		Marvell Technology, Inc.	1,346,364
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
15,538		Microchip Technology, Inc.	$ 832,526
22,794		Microsoft Corp.	11,214,876
3,693		Motorola Solutions, Inc.	1,365,228
42,966		NVIDIA Corp.	7,604,982
10,120		Salesforce, Inc.	2,333,065
16,508		TD SYNNEX Corp.	2,517,140
4,500	[1]	Tekscend Photomask Corp.	96,508
		TOTAL	61,129,203
		Materials—1.3%
39,413		Freeport-McMoRan, Inc.	1,693,971
7,225		Linde PLC	2,964,562
12,729		LyondellBasell Industries N.V.	623,594
23,803	[1]	MP Materials Corp.	1,474,596
6,314		Vulcan Materials Co.	1,876,773
		TOTAL	8,633,496
		Real Estate—1.5%
10,533		American Tower Corp.	1,909,317
30,453		Brixmor Property Group, Inc.	796,042
2,639		Equinix, Inc.	1,987,985
22,998		NNN REIT, Inc.	950,967
13,425		ProLogis, Inc.	1,725,515
111,656		RLJ Lodging Trust	841,886
6,492		Simon Property Group, Inc.	1,209,590
6,113		Sun Communities, Inc.	787,599
		TOTAL	10,208,901
		Utilities—1.5%
12,312		American Electric Power Co., Inc.	1,523,856
140,161		CenterPoint Energy, Inc.	5,603,637
76,591		PPL Corp.	2,826,208
		TOTAL	9,953,701
		TOTAL COMMON STOCKS (IDENTIFIED COST $190,632,218)	262,410,974
		U.S. TREASURIES—8.5%
		U.S. Treasury Bond—2.8%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	18,550,913
		U.S. Treasury Note—5.7%
3,500,000		United States Treasury Note, 4.000%, 5/31/2030	3,561,033
19,400,000		United States Treasury Note, 4.125%, 2/28/2027	19,525,588
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,646,094
		TOTAL	38,732,715
		TOTAL U.S. TREASURIES (IDENTIFIED COST $56,759,948)	57,283,628
		PREFERRED STOCKS—6.1%
		Communication Services—1.4%
31,094		Google, Issued by JP Morgan Chase & Co., ELN, 2.000%, 5/26/26	9,766,004
		Consumer Discretionary—1.1%
32,827		Amazon, Issued by JP Morgan Chase & Co., ELN, 3.000%, 12/17/2025	7,664,776
		Financials—1.3%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	4,150,800
60,000		Ares Management Corp., Conv. Pfd., 6.750%	2,979,000
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Financials—continued
31,200	KKR & Co., Inc., Conv. Pfd., Series D, 6.250%	$ 1,545,024
	TOTAL	8,674,824
	Industrials—0.3%
28,000	Boeing Co., Conv. Pfd., 6.000%	1,770,160
	Information Technology—0.6%
65,273	Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,992,097
	Materials—0.3%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	2,013,910
	Utilities—1.1%
79,821	NextEra Energy, Inc., 7.299%	4,319,114
60,000	Southern Co., Conv. Pfd., 7.125%	3,064,800
	TOTAL	7,383,914
	PREFERRED STOCKS (IDENTIFIED COST $37,133,520)	41,265,685
	CORPORATE BONDS—1.9%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	74,226
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	24,054
	TOTAL	98,280
	Capital Goods - Aerospace & Defense—0.1%
75,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	72,139
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,668
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	33,374
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	57,024
125,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	131,414
50,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	50,099
	TOTAL	365,718
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	38,911
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,726
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,274
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,692
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	85,574
	TOTAL	140,266
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	102,833
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	94,550
	TOTAL	197,383
	Communications - Cable & Satellite—0.1%
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	73,855
70,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	70,699
150,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	148,835
	TOTAL	293,389
	Communications - Media & Entertainment—0.0%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	36,243
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	25,160
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	101,123
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	$ 49,909
	TOTAL	212,435
	Communications - Telecom Wireless—0.1%
50,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	45,836
60,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	54,150
120,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	119,136
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	82,864
	TOTAL	301,986
	Communications - Telecom Wirelines—0.1%
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	164,075
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	130,330
60,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	43,600
	TOTAL	338,005
	Consumer Cyclical - Automotive—0.0%
50,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	45,492
100,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	104,081
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	103,868
	TOTAL	253,441
	Consumer Cyclical - Retailers—0.0%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	130,427
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	106,585
	TOTAL	237,012
	Consumer Cyclical - Services—0.0%
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	75,442
	Consumer Non-Cyclical - Food/Beverage—0.1%
132,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	124,398
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	104,611
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	142,043
100,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	84,073
75,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	77,624
40,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	40,803
80,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	73,995
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	83,293
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	132,296
	TOTAL	863,136
	Consumer Non-Cyclical - Health Care—0.0%
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	77,636
90,000	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	92,933
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	50,377
	TOTAL	220,946
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
185,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	179,496
35,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	36,490
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	191,039
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	53,453
175,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	151,472
	TOTAL	611,950
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	58,186
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—0.1%
$ 105,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	$ 112,845
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	155,537
	TOTAL	268,382
	Energy - Independent—0.0%
45,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	45,516
55,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	59,232
	TOTAL	104,748
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	50,240
	Energy - Midstream—0.1%
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,412
75,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	75,802
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	128,941
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	106,704
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,812
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	100,928
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	127,638
	TOTAL	599,237
	Financial Institution - Banking—0.5%
210,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	196,407
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	73,646
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	105,581
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	124,120
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	150,156
100,000	Citigroup, Inc., Sr. Secd. Note, 4.503%, 9/11/2031	100,733
95,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	94,311
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	130,772
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	112,513
170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	168,879
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	103,631
60,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	64,458
50,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	49,983
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	131,520
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	92,320
210,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	209,382
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	73,254
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	136,443
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,521
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	41,919
225,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	228,462
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	109,578
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	42,081
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	84,753
65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	67,483
100,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	94,726
55,000	U.S. Bancorp, 5.100%, 7/23/2030	56,752
200,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	198,138
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.605%, 4/23/2036	106,100
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	95,379
	TOTAL	3,314,001
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
$ 50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	$ 43,828
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	154,555
	Financial Institution - Insurance - Health—0.0%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	100,209
	Financial Institution - Insurance - Life—0.1%
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	167,625
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	101,377
	TOTAL	269,002
	Financial Institution - Insurance - P&C—0.1%
50,000	Aon North America, Inc., 5.750%, 3/1/2054	50,748
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	102,462
55,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	56,126
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	340,310
	TOTAL	549,646
	Financial Institution - REIT - Apartment—0.0%
80,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	79,380
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	100,142
85,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	79,305
	TOTAL	179,447
	Financial Institution - REIT - Office—0.0%
105,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	86,410
	Financial Institution - REIT - Other—0.0%
100,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	103,752
	Financial Institution - REIT - Retail—0.0%
100,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	100,153
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	28,337
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	36,192
45,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	44,986
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	87,856
75,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	78,425
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,320
100,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.300%, 2/26/2054	98,074
100,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	99,905
100,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	96,785
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	40,143
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	69,981
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	51,522
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	49,772
150,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	147,064
80,000	Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	75,023
45,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	46,773
75,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	75,348
100,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	102,621
50,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	53,969
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	36,329
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	31,184
	TOTAL	1,354,609
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Transportation - Railroads—0.0%
$ 65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	$ 60,999
		Transportation - Services—0.0%
50,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	51,826
		Utility - Electric—0.2%
80,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	84,676
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	69,412
150,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	137,152
125,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	134,064
100,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,714
40,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	41,867
280,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	234,654
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,443
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	69,511
100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	102,799
75,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	63,583
150,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	149,159
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	42,656
		TOTAL	1,254,690
		TOTAL CORPORATE BONDS (IDENTIFIED COST $13,319,435)	13,031,600
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.7%
		Commercial Mortgage—0.4%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	874,708
1,225,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,230,542
285,000		Bank 2022-BNK40, Class A4, 3.502%, 3/15/2064	266,873
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	395,240
		TOTAL	2,767,363
		Federal Home Loan Mortgage Corporation—0.3%
559,122		Federal Home Loan Mortgage Corp. REMIC, Series K054, Class A2, 2.745%, 1/25/2026	557,221
784,703		Federal Home Loan Mortgage Corp. REMIC, Series K105, Class A1, 1.536%, 9/25/2029	746,463
600,000		Federal Home Loan Mortgage Corp. REMIC, Series K109, Class A2, 1.558%, 4/25/2030	544,843
		TOTAL	1,848,527
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,812,850)	4,615,890
		COLLATERALIZED MORTGAGE OBLIGATION—0.2%
		Non-Agency Mortgage-Backed Securities—0.2%
1,556,923		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052 (IDENTIFIED COST $1,465,186)	1,306,294
		ASSET-BACKED SECURITY—0.1%
		Financial Services—0.1%
724,926		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $718,833)	723,947
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants (IDENTIFIED COST $0)	15,138
		INVESTMENT COMPANIES—42.8%
2,665,824		Bank Loan Core Fund	22,819,456
9,607,130		Emerging Markets Core Fund	87,232,742
3,329,740		Federated Hermes Government Obligations Fund, Premier Shares, 3.89%[2]	3,329,740
15,875,412		High Yield Bond Core Fund	90,807,354
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
10,018,690	Mortgage Core Fund	$ 85,259,051
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $336,730,342)	289,448,343
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $641,572,332)[3]	670,101,499
	OTHER ASSETS AND LIABILITIES - NET—0.9%[4]	6,042,515
	NET ASSETS—100%	$676,144,014
At November 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	650	$135,758,594	March 2026	$(36,517)
United States Treasury Notes 5-Year Long Futures	206	$22,611,719	March 2026	$23,790
United States Treasury Notes 10-Year Ultra Long Futures	92	$10,690,688	March 2026	$33,409
Short Futures:
United States Treasury Notes 10-Year Short Futures	10	$1,133,438	March 2026	$(922)
United States Treasury Ultra Bond Short Futures	289	$34,950,938	March 2026	$(215,795)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(196,035)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 11/30/2025	Shares Held as of 11/30/2025	Dividend Income
Bank Loan Core Fund	$15,628,159	$7,575,174	$—	$(383,877)	$—	$22,819,456	2,665,824	$1,574,380
Emerging Markets Core Fund	$97,226,756	$—	$(12,000,000)	$1,042,944	$963,042	$87,232,742	9,607,130	$7,740,107
Federated Hermes Government Obliga- tions Fund, Premier Shares	$522,971	$93,108,804	$(90,302,035)	$—	$—	$3,329,740	3,329,740	$117,307
High Yield Bond Core Fund	$79,638,461	$10,000,000	$—	$1,168,893	$—	$90,807,354	15,875,412	$5,493,398
Mortgage Core Fund	$100,545,493	$7,600,000	$(24,332,500)	$4,647,725	$(3,201,667)	$85,259,051	10,018,690	$4,520,620
TOTAL OF AFFILIATED TRANSAC- TIONS	$293,561,840	$118,283,978	$(126,634,535)	$6,475,685	$(2,238,625)	$289,448,343	41,496,796	$19,445,812

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $630,210,125.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$254,315,462	$—	$—	$254,315,462
International	2,838,660	5,256,852	—	8,095,512
Preferred Stocks
Domestic	23,834,905	17,430,780	—	41,265,685
Debt Securities:
U.S. Treasuries	—	57,283,628	—	57,283,628
Corporate Bonds	—	13,031,600	—	13,031,600
Commercial Mortgage-Backed Securities	—	4,615,890	—	4,615,890
Collateralized Mortgage Obligation	—	1,306,294	—	1,306,294
Asset-Backed Security	—	723,947	—	723,947
Warrant	—	15,138	—	15,138
Investment Companies	289,448,343	—	—	289,448,343
TOTAL SECURITIES	$570,437,370	$99,664,129	$—	$670,101,499
Other Financial Instruments:[1]
Assets	$57,199	$—	$—	$57,199
Liabilities	(253,234)	—	—	(253,234)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(196,035)	$—	$—	$(196,035)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ELN	—Equity-Linked Notes
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.89	$7.87	$7.81	$8.82	$8.31
Income From Investment Operations:
Net investment income (loss)[1]	0.34	0.28	0.28	0.28	0.30
Net realized and unrealized gain (loss)	0.45	1.02	0.05	(1.01)	0.52
Total From Investment Operations	0.79	1.30	0.33	(0.73)	0.82
Less Distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.27)	(0.28)	(0.31)
Net Asset Value, End of Period	$9.35	$8.89	$7.87	$7.81	$8.82
Total Return[2]	9.17%	16.73%	4.39%	(8.33)%	9.89%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	3.78%	3.34%	3.64%	3.42%	3.39%
Expense waiver/reimbursement[4]	0.22%	0.21%	0.21%	0.20%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$444,385	$455,456	$440,159	$454,119	$481,531
Portfolio turnover[5]	27%	31%	54%	81%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.90	$7.87	$7.81	$8.83	$8.31
Income From Investment Operations:
Net investment income (loss)[1]	0.26	0.21	0.22	0.20	0.23
Net realized and unrealized gain (loss)	0.45	1.03	0.05	(1.01)	0.52
Total From Investment Operations	0.71	1.24	0.27	(0.81)	0.75
Less Distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.21)	(0.21)	(0.23)
Net Asset Value, End of Period	$9.35	$8.90	$7.87	$7.81	$8.83
Total Return[2]	8.14%	15.90%	3.52%	(9.21)%	9.11%
Ratios to Average Net Assets:
Net expenses[3]	1.71%	1.70%	1.70%	1.71%	1.71%
Net investment income	2.95%	2.53%	2.81%	2.44%	2.58%
Expense waiver/reimbursement[4]	0.14%	0.14%	0.13%	0.12%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,382	$24,258	$35,618	$82,112	$189,314
Portfolio turnover[5]	27%	31%	54%	81%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.88	$7.86	$7.80	$8.81	$8.30
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.28	0.28	0.28	0.30
Net realized and unrealized gain (loss)	0.45	1.02	0.05	(1.01)	0.52
Total From Investment Operations	0.78	1.30	0.33	(0.73)	0.82
Less Distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.27)	(0.28)	(0.31)
Net Asset Value, End of Period	$9.33	$8.88	$7.86	$7.80	$8.81
Total Return[2]	9.05%	16.74%	4.39%	(8.35)%	9.89%
Ratios to Average Net Assets:
Net expenses[3]	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income	3.77%	3.33%	3.63%	3.38%	3.38%
Expense waiver/reimbursement[4]	0.20%	0.19%	0.20%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$77,247	$81,116	$81,001	$91,759	$116,303
Portfolio turnover[5]	27%	31%	54%	81%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.90	$7.88	$7.82	$8.84	$8.32
Income From Investment Operations:
Net investment income (loss)[1]	0.32	0.28	0.28	0.27	0.29
Net realized and unrealized gain (loss)	0.46	1.01	0.04	(1.02)	0.53
Total From Investment Operations	0.78	1.29	0.32	(0.75)	0.82
Less Distributions:
Distributions from net investment income	(0.32)	(0.27)	(0.26)	(0.27)	(0.30)
Net Asset Value, End of Period	$9.36	$8.90	$7.88	$7.82	$8.84
Total Return[2]	9.03%	16.64%	4.29%	(8.51)%	9.87%
Ratios to Average Net Assets:
Net expenses[3]	0.98%	0.94%	0.98%	0.98%	1.01%
Net investment income	3.62%	3.28%	3.56%	3.36%	3.26%
Expense waiver/reimbursement[4]	0.39%	0.39%	0.38%	0.37%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,388	$1,546	$1,173	$1,160	$1,088
Portfolio turnover[5]	27%	31%	54%	81%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.90	$7.87	$7.82	$8.83	$8.32
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.30	0.30	0.30	0.32
Net realized and unrealized gain (loss)	0.46	1.03	0.04	(1.01)	0.52
Total From Investment Operations	0.82	1.33	0.34	(0.71)	0.84
Less Distributions:
Distributions from net investment income	(0.36)	(0.30)	(0.29)	(0.30)	(0.33)
Net Asset Value, End of Period	$9.36	$8.90	$7.87	$7.82	$8.83
Total Return[2]	9.43%	17.15%	4.52%	(8.09)%	10.15%
Ratios to Average Net Assets:
Net expenses[3]	0.63%	0.63%	0.63%	0.63%	0.63%
Net investment income	4.03%	3.59%	3.89%	3.63%	3.62%
Expense waiver/reimbursement[4]	0.23%	0.21%	0.21%	0.21%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$133,742	$132,104	$125,841	$145,677	$184,251
Portfolio turnover[5]	27%	31%	54%	81%	57%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investment in securities, at value including $289,448,343 of investments in affiliated holdings* (identified cost $641,572,332, including $336,730,342 of identified cost in affiliated holdings)	$670,101,499
Cash	69,632
Cash denominated in foreign currencies (identified cost $3,127)	3,125
Due from broker (Note 2)	3,402,000
Income receivable	3,042,464
Income receivable from affiliated holdings	11,383
Receivable for investments sold	26,755
Receivable for shares sold	186,003
Receivable for variation margin on futures contracts	74,959
Total Assets	676,917,820
Liabilities:
Payable for investments purchased	132,803
Payable for shares redeemed	261,060
Payable for investment adviser fee (Note 5)	25,451
Payable for administrative fee (Note 5)	4,278
Payable for transfer agent fees (Note 2)	61,583
Payable for auditing fees	34,964
Payable for legal fees	12,175
Payable for share registration costs	21,576
Payable for portfolio accounting fees	80,223
Payable for distribution services fee (Note 5)	11,635
Payable for other service fees (Notes 2 and 5)	97,540
Accrued expenses (Note 5)	30,518
Total Liabilities	773,806
Net assets for 72,337,567 shares outstanding	$676,144,014
Net Assets Consist of:
Paid-in capital	$804,668,170
Total distributable earnings (loss)	(128,524,156)
Net Assets	$676,144,014
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($444,385,166 ÷ 47,547,515 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share (100/95.50 of $9.35)	$9.79
Redemption proceeds per share	$9.35
Class C Shares:
Net asset value per share ($18,381,684 ÷ 1,965,088 shares outstanding), no par value, unlimited shares authorized	$9.35
Offering price per share	$9.35
Redemption proceeds per share (99.00/100 of $9.35)	$9.26
Class F Shares:
Net asset value per share ($77,247,301 ÷ 8,276,297 shares outstanding), no par value, unlimited shares authorized	$9.33
Offering price per share (100/99.00 of $9.33)	$9.42
Redemption proceeds per share (99.00/100 of $9.33)	$9.24
Class R Shares:
Net asset value per share ($2,387,539 ÷ 254,944 shares outstanding), no par value, unlimited shares authorized	$9.36
Offering price per share	$9.36
Redemption proceeds per share	$9.36
Institutional Shares:
Net asset value per share ($133,742,324 ÷ 14,293,723 shares outstanding), no par value, unlimited shares authorized	$9.36
Offering price per share	$9.36
Redemption proceeds per share	$9.36

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2025

Investment Income:
Dividends (including $19,445,812 received from affiliated holdings* and net of foreign taxes withheld of $456,482)	$27,473,065
Interest	3,614,138
TOTAL INCOME	31,087,203
Expenses:
Investment adviser fee (Note 5)	3,996,501
Administrative fee (Note 5)	522,160
Custodian fees	42,917
Transfer agent fees (Note 2)	667,574
Directors’/Trustees’ fees (Note 5)	4,600
Auditing fees	43,705
Legal fees	13,635
Portfolio accounting fees	190,238
Distribution services fee (Note 5)	158,975
Other service fees (Notes 2 and 5)	1,336,215
Share registration costs	80,635
Printing and postage	92,655
Miscellaneous (Note 5)	37,107
TOTAL EXPENSES	7,186,917
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(943,740)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(487,751)
TOTAL WAIVERS AND REIMBURSEMENTS	(1,431,491)
Net expenses	5,755,426
Net investment income	25,331,777
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized gain on investments (including net realized loss of $(2,238,625) on sales of investments in affiliated holdings*)	13,269,719
Net realized loss on foreign currency transactions	(35,537)
Net realized gain on foreign exchange contracts	6,699
Net realized gain on futures contracts	792,891
Net realized gain on written options	362,485
Net realized loss on swap contracts	(433,749)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $6,475,685 on investments in affiliated holdings*)	17,380,493
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	16,621
Net change in unrealized depreciation of futures contracts	393,153
Net change in unrealized depreciation of swap contracts	613,236
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	32,366,011
Change in net assets resulting from operations	$57,697,788

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$25,331,777	$23,134,164
Net realized gain (loss)	13,962,508	18,536,944
Net change in unrealized appreciation/depreciation	18,403,503	65,594,907
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	57,697,788	107,266,015
Distributions to Shareholders:
Class A Shares	(16,371,864)	(14,817,016)
Class C Shares	(579,656)	(703,118)
Class F Shares	(2,853,745)	(2,672,178)
Class R Shares	(49,850)	(44,929)
Institutional Shares	(5,123,534)	(4,536,972)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(24,978,649)	(22,774,213)
Share Transactions:
Proceeds from sale of shares	45,125,342	43,321,452
Net asset value of shares issued to shareholders in payment of distributions declared	23,632,657	21,488,667
Cost of shares redeemed	(119,812,874)	(138,613,181)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,054,875)	(73,803,062)
Change in net assets	(18,335,736)	10,688,740
Net Assets:
Beginning of period	694,479,750	683,791,010
End of period	$676,144,014	$694,479,750
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2025
1. ORGANIZATION
Federated Hermes Income Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Hermes Capital Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is current income and long-term growth of income. Capital appreciation is a secondary objective.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $1,431,491 is disclosed in various locations in this Note 2 and Note 5.
Annual Financial Statements and Additional Information

Transfer Agent Fees
For the year ended November 30, 2025, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$436,021	$(332,629)
Class C Shares	20,306	—
Class F Shares	72,076	(44,092)
Class R Shares	1,616	—
Institutional Shares	137,555	(107,633)
TOTAL	$667,574	$(484,354)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended November 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,096,108
Class C Shares	50,727
Class F Shares	189,380
TOTAL	$1,336,215
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk as the protection buyer is the fair value of the contract. The Fund’s maximum risk of loss from counterparty credit risk as the protection seller is the notional value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Annual Financial Statements and Additional Information

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
At November 30, 2025, the Fund had no outstanding swap contracts.
The average notional amount of swap contracts held by the Fund throughout the period was $2,798,077. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration, sector/asset class, yield curve and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $116,421,241 and $30,203,838, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage country risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2025, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage security, yield curve, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2025, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $41,958. This is based on amounts held as of each month-end throughout the fiscal period.
The average market value of written put and call options held by the Fund throughout the period was $16,256 and $4,580, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(196,035)*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$792,891	$—	$—	$—	$792,891
Equity contracts	—	—	—	(1,061,791)	362,485	(699,306)
Foreign exchange contracts	—	—	6,699	—	—	6,699
Credit contracts	(433,749)	—	—	—	—	(433,749)
TOTAL	$(433,749)	$792,891	$6,699	$(1,061,791)	$362,485	$(333,465)

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$393,153	$393,153
Credit contracts	613,236	—	613,236
TOTAL	$613,236	$393,153	$1,006,389
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,698,459	$24,036,303	3,006,170	$25,096,109
Shares issued to shareholders in payment of distributions declared	1,749,337	15,610,143	1,675,402	14,130,943
Shares redeemed	(8,138,350)	(72,385,966)	(9,406,021)	(78,979,343)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,690,554)	$(32,739,520)	(4,724,449)	$(39,752,291)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2025		Year Ended 11/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	184,263	$1,637,280	350,105	$2,926,330
Shares issued to shareholders in payment of distributions declared	62,135	554,433	80,391	676,067
Shares redeemed	(1,008,242)	(8,926,692)	(2,228,923)	(18,555,061)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(761,844)	$(6,734,979)	(1,798,427)	$(14,952,664)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	118,660	$1,043,381	89,062	$745,742
Shares issued to shareholders in payment of distributions declared	303,301	2,702,424	300,596	2,531,602
Shares redeemed	(1,282,899)	(11,346,334)	(1,563,901)	(13,127,467)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(860,938)	$(7,600,529)	(1,174,243)	$(9,850,123)
	Year Ended 11/30/2025		Year Ended 11/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	201,153	$1,848,796	39,908	$335,751
Shares issued to shareholders in payment of distributions declared	3,503	31,514	2,612	22,140
Shares redeemed	(123,314)	(1,114,892)	(17,770)	(152,591)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	81,342	$765,418	24,750	$205,300
	Year Ended 11/30/2025		Year Ended 11/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,845,967	$16,559,582	1,695,195	$14,217,520
Shares issued to shareholders in payment of distributions declared	529,888	4,734,143	488,731	4,127,915
Shares redeemed	(2,927,651)	(26,038,990)	(3,321,458)	(27,798,719)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(551,796)	$(4,745,265)	(1,137,532)	$(9,453,284)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,783,790)	$(51,054,875)	(8,809,901)	$(73,803,062)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$24,978,649	$22,774,213
As of November 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$620,397
Net unrealized appreciation	$39,891,374
Capital loss carryforwards	$(169,028,976)
Other temporary differences	$(6,951)
TOTAL	$(128,524,156)
At November 30, 2025, the cost of investments for federal tax purposes was $630,210,125. The net unrealized appreciation of investments for federal tax purposes was $39,891,374. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $100,728,947 and unrealized depreciation from investments for those securities having an excess of cost over value of $60,837,573. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, mark-to-market of futures contracts, 305(c) Adjustment, straddle loss deferrals, equity linked notes and partnership adjustments.
Annual Financial Statements and Additional Information

As of November 30, 2025, the Fund had a capital loss carryforward of $169,028,976 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$166,120,767	$2,908,209	$169,028,976
The Fund used capital loss carryforwards of $14,658,089 to offset capital gains realized during the year ended November 30, 2025.
At November 30, 2025, for federal income tax purposes, the Fund had $159,661 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2025, the Adviser voluntarily waived $941,813 of its fee and voluntarily reimbursed $484,354 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2025, the Adviser reimbursed $1,927.
Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2025, the Sub-Adviser earned a fee of $881,892.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class F Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$152,182	$—
Class R Shares	6,793	(3,397)
TOTAL	$158,975	$(3,397)
Annual Financial Statements and Additional Information

For the year ended November 30, 2025, Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2025, FSC retained $7,863 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2025, FSC retained $20,853 in sales charges from the sale of Class A Shares. FSC also retained $4,394, $3,152 and $2,457 of CDSC relating to redemptions of Class A Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended November 30, 2025, FSSC received $24,534 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.88%, 1.72%, 0.89%, 1.13% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2025, were as follows:
Purchases	$154,445,886
Sales	$204,214,153
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2025, the Fund had no outstanding loans. During the year ended November 30, 2025, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2025, there were no outstanding loans. During the year ended November 30, 2025, the program was not utilized.
9. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset
Annual Financial Statements and Additional Information

allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended November 30, 2025, 23.7% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended November 30, 2025, 22.0% qualify for the dividend received deduction available to corporate shareholders.
For the year ended November 30, 2025, 74.4% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Capital Income Fund and the Board of Trustees of Federated Hermes Income Securities TrusT:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Capital Income Fund (the Fund), a portfolio of Federated Hermes Income Securities Trust, including the portfolio of investments, as of November 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of November 30, 2025, by correspondence with the custodian, transfer agent of the underlying funds and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
January 22, 2026
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Capital Income Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contracts and to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contracts to the extent it
Annual Financial Statements and Additional Information

considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Annual Financial Statements and Additional Information

led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Annual Financial Statements and Additional Information

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Capital Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C878
CUSIP 31420C852
CUSIP 31420C845
CUSIP 31420C613
CUSIP 31420C621
G01049-01 (1/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Capital Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Capital Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Capital Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Income Securities Trust

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2026